Stock Based Compensation Plans:	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock Based Compensation Plans:

Note 9. Stock Based Compensation Plans:

Equity Incentive Plan

The Company's equity incentive plan provides for the grant of stock options to purchase the Company’s Class A common shares. During the second quarter of 2021, the number of shares available under the plan was increased to a maximum of 9,939,500 shares. As of June 30, 2021, there were 5,704,857 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the six months ended June 30, 2021 and 2020 are as follows:

	2021		2020
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	4,629,565	$ 2.36	4,369,565	$ 3.09
Options granted	50,000	1.61	-	-
Options expired	(444,922)	1.85	-	-
Options outstanding - end of period	4,234,643	$ 2.41	4,369,565	$ 3.09

Options exercisable - end of period	4,144,642	$ 2.43	4,369,565	$ 3.09

The following table relates to stock options at June 30, 2021:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.61 - $1.93	435,000	$1.77	$ 0	8.28	344,999	$1.79	$ 0	8.03
$2.39 - $2.39	3,369,643	$2.39	0	5.63	3,369,643	$2.39	0	5.63
$3.15 - $3.26	430,000	$3.21	0	3.46	430,000	$3.21	0	3.46
$1.61 - $3.26	4,234,643	$2.41	$0	5.68	4,144,642	$2.43	$ 0	5.61

In the third quarter of 2020, in order to reflect the decrease in the market price of the Class A Shares as a result of the return of capital transaction that was completed in 2019, the Company reduced the exercise price of 4,369,565 previously granted options. The exercise price was reduced to the higher of: (i) the original exercise price of each option less $0.76; or (ii) the closing price on the principal market of the Class A Shares on the day prior to the re-pricing becoming effective. Approval of Shareholders was given with respect to the stock options granted to Company insiders. The re-pricing was accounted for as a modification under ASC 718 and the Company recorded non-cash compensation expense of approximately $500,000 which represents the increase in the fair value of the options as a result of the re-pricing.

The Company granted 50,000 and NIL options during the six-month periods ended June 30, 2021 and 2020, respectively. The Company recorded non-cash compensation during the six months ended June 30, 2021 and 2020 of $58,928 and NIL, respectively for stock options granted in current and prior periods.

The weighted average fair value of the options granted in 2021 was calculated as $0.70. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.46%
Expected term	5.0 years
Expected volatility	51%
Dividend yield	0

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of our common stock over a period equal to the expected term of the option.

Change of Control Agreements

The Company maintains change of control agreements with certain officers and employees. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of 25 percent of the voting power of the Company’s outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of June 30, 2021, the amount payable under the change of control agreements, in the event of a Change of Control, was approximately $6.7 million, which has not been recognized herein as no event of a change of control has been triggered as of the date of this report.